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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-102137


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES

       POLARIS CHOICE VARIABLE ANNUITY DATED MAY 1, 2006 (AS SUPPLEMENTED)
          POLARIS CHOICE III VARIABLE ANNUITY DATED SEPTEMBER 29, 2006

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Effective October 2, 2006, information concerning the Columbia Marsico Focused
Equities Variable Series Portfolio and Columbia High Yield Variable Series Portfolio is supplemented as follows:

     - In the "INVESTMENT OPTIONS" section under "VARIABLE PORTFOLIOS," the "Columbia Funds Variable Insurance Trust" heading is deleted and replaced with "Columbia Funds Variable Insurance Trust I - Class A." The second paragraph under this heading is hereby deleted.

     - In the "INVESTMENT OPTIONS" section under "VARIABLE PORTFOLIOS," the footnote reference to the Columbia High Yield Variable Series Portfolio is hereby deleted.

     - In the "EXPENSES" section under "UNDERLYING FUND FEES," all references to a 0.25% 12b-1 fee applicable to shares of the Columbia Funds Variable Insurance Trust I are hereby deleted.

     - With respect to the Polaris Choice prospectus, in the "CONDENSED FINANCIALS" section, the "Columbia Variable Insurance Trust I - Class B" heading is deleted and replaced with "Columbia Variable Insurance Trust I - Class A."



Dated: October 2, 2006


                Please keep this Supplement with your Prospectus.



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